Cover Page	6 Months Ended
Sep. 30, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001004315
Current Fiscal Year End Date	--03-31
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	NATIONAL GRID PLC
Document Type	6-K